UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-05992

JAPAN SMALLER CAPITALIZATION FUND, INC.

Worldwide Plaza
309 West 49th Street
New York, N.Y. 10019
Nomura Asset Management U.S.A. Inc.
Worldwide Plaza
309 West 49th Street
New York, N.Y. 10019

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:	February 28, 2015

Date of reporting period:	August 31, 2014

ITEM 1. REPORT TO SHAREHOLDERS

JAPAN SMALLER CAPITALIZATION FUND, INC.

October 21, 2014

To Our Shareholders:

We present the Semi-Annual Report of Japan Smaller Capitalization Fund, Inc. (the “Fund”) for the six months ended August 31, 2014.

The Net Asset Value per share (“NAV”) of the Fund increased by 11.5% and the closing market price of the Fund (on the New York Stock Exchange) increased by 10.2% for the six months ended August 31, 2014.  The closing market price of the Fund on August 31, 2014 was $9.74, representing a discount of 11.3% to the NAV of $10.98.  The net assets of the Fund totaled $311,224,908 on August 31, 2014.

The Russell/Nomura Small Cap™ Index, the Fund’s benchmark (“Benchmark”), increased by 8.3% in United States (“U.S.”) dollar terms for the six months ended August 31, 2014.  During the period, the Fund outperformed the Benchmark by 3.2%.  The Tokyo Price Index (the “TOPIX”), consisting of all companies listed on the First Section of the Tokyo Stock Exchange (the “TSE”), increased by 3.5% and the Nikkei Average Index (“Nikkei”), a price-weighted index of the 225 leading stocks on the TSE, increased by 2.0% in U.S. dollar terms during the six months ended August 31, 2014.  The Japanese yen (“Yen”) depreciated by 1.9% against the U.S. dollar during the six months ended August 31, 2014.

For the quarter ended August 31, 2014, the Benchmark increased by 6.8%, the TOPIX increased by 4.1%, and the Nikkei increased by 3.2% in U.S. dollar terms.  The NAV of the Fund increased by 8.9% and outperformed the Benchmark by 2.1%.  The Fund’s share price increased by 9.2% during the quarter.  The Yen depreciated by 2.2% against the U.S. dollar during the quarter.

The Portfolio

The Fund invests in undervalued stocks that offer fundamental strength and potential for improvement.  The Fund performs extensive fundamental research to identify stocks that can create shareholder value.  The Fund focuses on companies that are leaders in certain niche markets, companies with large or expanding market shares, stocks with superior shareholder distribution policies, and stocks that offer good growth prospects.  In the Japanese small cap equity market, valuation anomalies do exist and can be exploited through active management.  There are several factors that the Fund considers when selling an investment.  These sell criteria include appreciation of the stock price, unexpected deterioration in earnings or a substantial loss that impairs the company’s net assets, and a stock’s diminishing potential given declining competitiveness due to a change of business environment or failure of business strategy.

Performance

In terms of the sector allocation strategy, the underweight position in the Security, Commodity & Futures sector and the overweight position in the Construction sector produced the largest positive contributions.  However, sector returns were eroded by the overweight positions in the Transportation and Warehousing sector and the underweight position in the Pharmaceutical sector.

Stock attribution analysis shows that some holdings such as Nippon Seisen Co., Ltd. in the Iron & Steel sector, Zojirushi Corporation in the Electric Appliances sector, and Yurtec Corporation in the Construction sector made positive contributions to the relative performance.  Meanwhile, some positions detracted from the relative performance during the review period, including Sintokogio, Ltd. in the Machinery sector and Fujikura Kasei Co., Ltd. and Sakai Chemical Industry Co., Ltd. in the Chemicals sector.

Market Review

The Benchmark increased 10.4% in local currency terms for the six months ended August 31, 2014.  The Benchmark outperformed the broad Japanese equity market, measured by the TOPIX index, which increased 5.5% during this review period.

The broad Japan equity market fell during the period from March to April 2014.  Investors remained cautious as they considered the market risks associated with the geopolitical standoff over Ukraine, and the continued flow of weak macroeconomic data from around the world.  Disappointment regarding expectations of additional monetary easing measures from the Bank of Japan (“BOJ”) also seemed to drive investors toward profit taking activity during this period.

After declining since the beginning of the year, the Japan equity market appeared to have bottomed out in April 2014, and extended its rally in May and June 2014.  Global economic conditions have remained stable despite a number of unresolved issues, while concerns about the negative repercussions from the consumption tax hike or the excessively conservative fiscal year earnings guidance eased somewhat with the release of actual data.  Investors therefore appeared to have seized an opportunity in the languishing Japan equity market to narrow the gap with other global markets.

Japanese stocks extended their earlier gains, as the TOPIX advanced in July 2014.  Domestic economic data suggested a slowdown in the pace of recovery in Japan, but expectations of a further round of monetary easing by the BOJ, or plans for the Government Pension Investment Fund (“GPIF”) to increase its equity weighting supported the positive stock market performance in Japan.  Moreover, favorable April-June quarterly earnings results were revealed toward the end of the month, especially among manufacturing companies.  These stocks soared and had a positive effect on the overall performance of the Japan equity market.

The Japan equity market was unable to extend its recent rally in August 2014.  The TOPIX fell initially as falling stock prices in Europe and the U.S. reflected a range of geopolitical concerns including the Argentine default, and conflicts in Iraq and between Russia and Ukraine.  Nevertheless, the Benchmark advanced marginally in August 2014.  For most small cap companies, their business performance tends to be more sensitive to domestic demand, so their stock prices held up relatively well compared with those of larger companies, which tend to be more vulnerable to overseas market concerns.

Outlook and Strategy

We expect the global economic recovery to continue at a moderate pace through the remainder of 2014, led by growth in the U.S. The economic recovery should continue in Europe as well, albeit at a very slow pace.  In Japan, it appears the impact of the consumption tax hike on domestic demand was roughly in line with market expectations, but domestic macroeconomic indicators such as consumption, wages and production data have been lackluster since April.

Despite the recent weak macroeconomic data, the Cabinet Office has left its overall economic assessment unchanged in its monthly economic report released on August 26, 2014, reiterating that the Japanese economy is undergoing a moderate recovery.  The government also cautioned, however, that the negative repercussions from the tax-hike could persist for a while.  We acknowledge the growing concern that the drop off in domestic demand could have a prolonged impact and that Japan’s economic recovery could be weaker than expected.  We therefore continue to monitor the principal risk factors, such as the lack of real household income growth and the sluggish recovery in industrial production.

At the microeconomic level, fundamentals appear somewhat more robust, as the overall FY2014 first quarter (April-June) earnings results were better than consensus expectations.  The solid earnings results reflect the fact that domestic demand following the tax hike was in line with forecasts.  Consensus FY2014 recurring profit growth estimates have been revised up slightly to 5.5% as of August 28, 2014.  As there were limited guidance revisions during the fiscal first quarter reporting season, FY2014 earnings growth guidance issued by companies remains conservative.

In terms of valuations, Japanese equities remain fairly priced with a 12-month forward price-earnings ratio of 13.6, which is lower than that of the U.S. and comparable to Europe, with a market price-to-book ratio of 1.2 and a dividend yield of 2.2% (as of August 29, 2014).  As the second half of the year progresses, we anticipate several possible market catalysts, including the potential for further monetary easing given continued soft macroeconomic data; an asset allocation decision from Japan’s GPIF; a decision on the magnitude and timing of corporate tax cuts later this year; and deliberations on policy reforms following the upcoming cabinet reshuffle in September.  The GPIF investment committee is expected to announce new medium-term asset allocation targets by October 2014.

The Fund appreciates your continuing support of the Fund.

Sincerely, /s/ Yutaka Itabashi Yutaka Itabashi President

DISCLOSURES

Sources:  Nomura Asset Management U.S.A. Inc. and Bloomberg L.P. Past performance is not indicative of future results.

The NAV price is adjusted for reinvestment of income dividends and capital gain distributions.  The New York Stock Exchange’s closing market price is adjusted for reinvestment of income dividends and capital gain distributions.  The Fund’s performance does not represent sales commissions.

This material contains the current opinions of the Fund’s manager, which are subject to change without notice.  It should not be considered investment advice.  Statements concerning financial market trends are based on current market conditions, which will fluctuate.  There is no guarantee that these investment strategies will work under all market conditions, and each investor should evaluate their ability to invest for the long term.

Comparisons between changes in the Fund’s net asset value or market price per share and changes in the Fund’s Benchmark should be considered in light of the Fund’s investment policy and objective, the characteristics and quality of the Fund’s investments, the size of the Fund, and variations in the Japanese Yen/U.S. Dollar exchange rate.  This report is for informational purposes only.  Investment products offered are not FDIC insured, may lose value, and are not bank guaranteed.

Indices are unmanaged.  You cannot invest directly into an index.  The Russell/Nomura Small Cap™ Index covers small cap stocks listed on Japanese stock exchanges.  This index contains the bottom 15% of the Russell/Nomura Total Market™ Index in terms of adjusted market capitalization.  It measures the performance of the smallest Japanese equity securities in the Russell/Nomura Total Market™ Index.  Currently, there are 1,096 securities in the Russell/Nomura Small Cap™ Index.

SHAREHOLDERS ACCOUNT INFORMATION

Shareholders whose accounts are held in their own name may contact the Fund’s registrar, Computershare Trust Company, N.A., at (800) 426-5523 for information concerning their accounts.

PROXY VOTING

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-833-0018; and (2) on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling toll-free 1-800-833-0018; and (2) on the SEC’s website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS

The Fund files a schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FUND CERTIFICATION

In December 2013, the Fund filed its Chief Executive Officer Certification with the New York Stock Exchange pursuant to Section 303A.12(a) of the New York Stock Exchange Corporate Governance Listing Standards.

The Fund’s Chief Executive Officer and Chief Financial Officer Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund’s Form N-CSR and are available on the SEC’s web site at http://www.sec.gov.

INTERNET WEBSITE

Nomura Asset Management U.S.A. Inc. has established an Internet website which highlights its history, investment philosophy and process and products, which include the Fund.  The Internet web address is www.nomura.com.

JAPAN SMALLER CAPITALIZATION FUND, INC.

FUND HIGHLIGHTS—AUGUST 31, 2014 (Unaudited)

KEY STATISTICS
Net Assets	$311,224,908
Net Asset Value per Share	$10.98
Closing NYSE Market Price	$9.74
Percentage Change in Net Asset Value per Share*†	11.5%
Percentage Change in NYSE Market Price*†	10.2%

MARKET INDICES
Percentage change in market indices:*
	YEN	U.S.$
Russell/Nomura Small Cap™ Index	10.38%	8.33%
TOPIX	5.47%	3.52%
Nikkei Average	3.93%	2.00%

*From March 1, 2014 through August 31, 2014.
†Reflects the percentage change in share price.

ASSET ALLOCATION
Japanese Equities
TSE First Section Stocks	84.6%
TSE Second Section Stocks	10.1
Other Smaller Capitalization Stocks	3.1
Foreign Currency	1.2
Total Investments	99.0
Other Assets Less Liabilities, Net	1.0
Net Assets	100.0%

INDUSTRY DIVERSIFICATION
	% of Net Assets		% of Net Assets
Retail Trade	11.3	Metal Products	3.8
Chemicals	10.0	Other Products	3.4
Wholesale Trade	8.8	Real Estate	2.4
Electric Appliances	7.7	Textiles and Apparel	2.4
Banks	7.4	Utilities	2.1
Construction	6.5	Food	1.9
Iron and Steel	5.5	Financing Business	1.6
Transportation and Warehousing	5.4	Services	1.4
Machinery	5.3	Pharmaceutical	1.0
Transportation Equipment	4.4	Glass and Ceramics Products	1.0
Information and Communication	3.9	Precision Instruments	0.6

TEN LARGEST EQUITY HOLDINGS BY MARKET VALUE
Security	Market Value	% of Net Assets
Sakai Chemical Industry Co., Ltd.	$10,451,805	3.4
Toenec Corporation	9,292,053	3.0
Ryoden Trading Company, Ltd.	6,084,083	2.0
The Yamanashi Chuo Bank, Ltd.	5,527,580	1.8
MIRAIT Holdings Corporation	5,308,317	1.7
Osaka Steel Co., Ltd.	5,300,458	1.7
Siix Corporation	5,052,143	1.6
Japan Transcity Corporation	4,979,905	1.6
Tachi-S Co., Ltd.	4,892,615	1.6
Create S D Co., Ltd.	4,846,546	1.6

JAPAN SMALLER CAPITALIZATION FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2014

(Unaudited)

	Shares	Cost	Market Value	% of Net Assets
JAPANESE EQUITY SECURITIES
Banks
Akita Bank, Ltd.	1,293,000	$3,491,123	$3,655,035	1.2
General banking services
The Daishi Bank, Ltd.	609,000	2,058,473	2,184,097	0.7
General banking services
The Gunma Bank, Ltd.	242,000	1,331,853	1,426,335	0.5
General banking services
The Hachijuni Bank, Ltd.	45,000	262,978	271,718	0.1
General banking services
The Higo Bank, Ltd.	254,000	1,487,849	1,345,647	0.4
General banking services
The Hyakugo Bank, Ltd.	259,000	1,090,688	1,035,950	0.3
General banking services
The Kagoshima Bank, Ltd.	736,000	4,996,942	4,741,311	1.5
General banking services
The San-in Godo Bank, Ltd.	171,000	1,285,923	1,205,163	0.4
General banking services
The Taiko Bank, Ltd.	182,000	425,958	386,731	0.1
General banking services
The Tochigi Bank, Ltd.	272,000	1,032,163	1,116,716	0.4
Commerical banking services
The Yamanashi Chuo Bank, Ltd.	1,239,000	5,442,030	5,527,580	1.8
Commercial banking services
Total Banks		22,905,980	22,896,283	7.4

Chemicals
C. Uyemura & Co., Ltd.	52,200	2,233,766	2,860,824	0.9
Plating chemicals
Fujikura Kasei Co., Ltd.	532,500	2,430,611	2,764,771	0.9
Specialty coating materials and fine chemicals
FP Corporation	12,300	428,917	395,592	0.1
Manufactures polystyrene and other synthetic resin food containers
JSR Corporation	121,100	2,421,864	2,105,176	0.7
Elastomer and resin products
Koatsu Gas Kogyo Co., Ltd.	264,000	1,515,536	1,484,929	0.5
High-pressured gases and chemicals
LEC, Inc.	61,100	811,033	666,193	0.2
Household products

See notes to financial statements

JAPAN SMALLER CAPITALIZATION FUND, INC.

SCHEDULE OF INVESTMENTS—Continued

AUGUST 31, 2014

(Unaudited)

	Shares	Cost	Market Value	% of Net Assets

Mirai Industry Co., Ltd.	30,000	$412,819	$461,805	0.2
Plastic molded electric materials
Sakai Chemical Industry Co., Ltd.	3,397,000	10,557,877	10,451,805	3.4
Titanium oxide, polyvinyl chloride stabilizers, and pharmaceuticals
Sekisui Jushi Corporation	169,700	2,264,665	2,328,368	0.8
Processor of plastics and other resin materials
Soken Chemical & Engineering Co., Ltd.	187,900	2,403,174	1,987,308	0.6
Manufactures and sells adhesives, macromolecules, and medicines
Tenma Corporation	268,400	3,445,100	4,196,129	1.3
Molded resin products
Teraoka Seisakusho Co., Ltd.	359,400	1,501,967	1,278,573	0.4
Manufactures adhesive tape products
Total Chemicals		30,427,329	30,981,473	10.0

Construction
Daiichi Kensetsu Corporation	13,800	147,608	212,961	0.1
Civil engineering
Hibiya Engineering, Ltd.	54,600	584,858	849,934	0.3
Facility construction
Kandenko Co., Ltd.	66,000	320,067	355,368	0.1
Constructs electrical and power facilities
Kinden Corporation	150,000	1,319,686	1,609,538	0.5
Maintains communications and electrical facilities
MIRAIT Holdings Corporation	465,900	4,039,811	5,308,317	1.7
Telecommunication engineering
NDS Co., Ltd.	130,000	369,206	379,982	0.1
General contractor
Nippon Densetsu Kogyo Co., Ltd.	12,900	135,459	216,065	0.1
Installs and maintains communication equipment for railroad companies
Toenec Corporation	1,638,000	9,136,179	9,292,053	3.0
Constructs comprehensive building facilities
Yondenko Corporation	93,000	324,072	369,300	0.1
Electrical engineering
Yurtec Corporation	307,000	980,314	1,670,708	0.5
Designs, builds, and maintains electrical facilities
Total Construction		17,357,260	20,264,226	6.5

See notes to financial statements

JAPAN SMALLER CAPITALIZATION FUND, INC.

SCHEDULE OF INVESTMENTS—Continued

AUGUST 31, 2014

(Unaudited)

	Shares	Cost	Market Value	% of Net Assets
Electric Appliances
Espec Corp	430,000	$3,271,763	$3,898,755	1.3
Meteorological testing devices
Hitachi Maxell, Ltd.	131,500	2,363,409	2,224,013	0.7
Media devices
Kitagawa Industries Co., Ltd.	249,200	2,666,131	2,503,860	0.8
Industrial fasteners and electromagnetic wave resistant parts
Koito Manufacturing Co., Ltd.	153,000	2,953,092	4,180,818	1.3
Lighting equipment
Nichicon Corporation	649,700	5,200,758	4,741,333	1.5
Manufacture and sale of capacitors and transformers
Nihon Kohden Corporation	28,300	1,097,715	1,567,309	0.5
Medical equipment
Osaki Electric Co., Ltd.	234,000	1,347,529	1,376,934	0.4
Measurement and control equipment
Zojirushi Corporation	707,000	2,569,072	3,779,549	1.2
Household appliances
Total Electric Appliances		21,469,469	24,272,571	7.7

Financing Business
Hitachi Capital Corporation	52,700	1,167,292	1,386,349	0.5
Financial services
Ricoh Leasing Company, Ltd.	123,500	3,225,220	3,568,266	1.1
Office automation equipment leasing
Total Financing Business		4,392,512	4,954,615	1.6

Food
Fuji Oil Co., Ltd.	264,800	4,570,538	4,353,714	1.4
Palm oil and coconut oil
J-Oil Mills Inc.	25,000	77,211	82,929	0.0
Cooking oil
Kameda Seika Co., Ltd.	36,000	1,082,011	1,126,677	0.4
Rice cookies, snacks, and Japanese cakes
Taiyo Kagaku Co., Ltd.	38,900	281,727	281,637	0.1
Food additives
Total Food		6,011,487	5,844,957	1.9

See notes to financial statements

JAPAN SMALLER CAPITALIZATION FUND, INC.

SCHEDULE OF INVESTMENTS—Continued

AUGUST 31, 2014

(Unaudited)

	Shares	Cost	Market Value	% of Net Assets
Glass and Ceramics Products
Nichiha Corporation	317,600	$3,288,809	$3,255,244	1.0
Ceramic exterior walls and other construction materials
Total Glass and Ceramics Products		3,288,809	3,255,244	1.0

Information and Communication
Broadleaf Co., Ltd.	151,400	2,417,530	2,557,664	0.8
Business software development, sales, and technical support
NS Solutions Corporation	94,200	1,830,591	2,780,578	0.9
System consulting services and software development
OBIC Co., Ltd.	57,900	1,525,505	1,984,650	0.6
Computer system integration
Okinawa Cellular Telephone Company	121,400	3,049,540	3,389,699	1.1
Cellular and car phone services
Otsuka Corporation	37,100	925,346	1,573,107	0.5
Computer information system developer
Total Information and Communication		9,748,512	12,285,698	3.9

Iron and Steel
Chubu Steel Plate Co., Ltd.	614,300	2,544,613	3,124,510	1.0
Manufactures electric furnace steel plates
Mory Industries Inc.	661,000	2,419,002	2,618,451	0.8
Stainless pipes
Nichia Steel Works, Ltd.	1,417,000	4,523,490	4,305,293	1.4
Produces and sells steel products
Nippon Seisen Co., Ltd.	267,000	1,251,419	1,840,671	0.6
Secondary products of stainless steel wires
Osaka Steel Co., Ltd.	270,100	4,889,037	5,300,458	1.7
Electric furnace steelmaker
Total Iron and Steel		15,627,561	17,189,383	5.5

Machinery
Hisaka Works, Ltd.	483,600	4,620,145	4,240,596	1.4
Heat exchangers and evaporators
Kitz Corporation	143,900	692,209	769,275	0.3
Valves and flow control devices
Nippon Pillar Packing Co., Ltd.	258,600	2,005,709	2,138,320	0.7
Industrial-type mechanical seals

See notes to financial statements

JAPAN SMALLER CAPITALIZATION FUND, INC.

SCHEDULE OF INVESTMENTS—Continued

AUGUST 31, 2014

(Unaudited)

	Shares	Cost	Market Value	% of Net Assets

Nissei Corporation	24,500	$218,441	$223,552	0.1
Manufactures transmission gears and precision equipment
Oiles Corporation	127,000	2,824,109	3,213,922	1.0
Manufactures oilless bearings
Okano Valve Manufacturing Co.	32,000	97,471	113,225	0.0
Manufactures and maintains industrial high-pressure valves
Sato Corporation	77,200	961,372	2,226,816	0.7
Automation recognition systems
Sintokogio, Ltd.	526,800	4,038,788	3,525,338	1.1
Engineering equipment
Total Machinery		15,458,244	16,451,044	5.3

Metal Products
Dainichi Co., Ltd.	181,800	1,463,752	1,309,247	0.4
Oil heating equipment
Mimasu Semiconductor Industry Co., Ltd.	159,100	1,301,179	1,428,772	0.5
Silicon and gallium
Neturen Co., Ltd.	481,100	3,196,282	3,492,433	1.1
Induction hardening equipment
NHK Spring Co., Ltd.	165,500	1,564,256	1,581,722	0.5
Automobile-related products
Piolax, Inc.	83,700	2,565,879	4,056,036	1.3
Production and sale of automobile parts
Total Metal Products		10,091,348	11,868,210	3.8

Other Products
Fuji Seal International, Inc.	105,800	3,135,824	3,565,492	1.1
Packaging-related materials and machinery
Kokuyo Co., Ltd.	134,900	943,440	1,076,554	0.3
Stationery goods and office furniture
Nishikawa Rubber Company Ltd.	221,700	3,686,225	3,949,907	1.3
Rubber products
The Pack Corporation	43,700	724,462	844,126	0.3
Paper products and plastic bags
Pigeon Corporation	20,500	841,455	1,212,201	0.4
Baby care goods
Total Other Products		9,331,406	10,648,280	3.4

See notes to financial statements

JAPAN SMALLER CAPITALIZATION FUND, INC.

SCHEDULE OF INVESTMENTS—Continued

AUGUST 31, 2014

(Unaudited)

	Shares	Cost	Market Value	% of Net Assets
Pharmaceutical
KYORIN Holdings, Inc.	137,800	$2,948,103	$3,093,726	1.0
Pharmaceuticals manufacturer
Total Pharmaceutical		2,948,103	3,093,726	1.0

Precision Instruments
Asahi Intecc Co., Ltd.	28,200	452,365	1,317,744	0.4
Medical tools
Nakanishi Inc.	17,900	470,724	716,826	0.2
Manufactures gyration equipment for dental & industry use
Total Precision Instruments		923,089	2,034,570	0.6

Real Estate
Keihanshin Building Co., Ltd.	882,500	4,940,007	4,675,328	1.5
Real estate leasing and building management
Sundrug Co., Ltd.	64,600	2,610,435	2,869,593	0.9
Drug store chain
Total Real Estate		7,550,442	7,544,921	2.4

Retail Trade
ABC-Mart, Inc.	32,000	1,291,868	1,639,921	0.5
Shoes
AIN Pharmaciez Inc.	1,000	45,890	48,363	0.0
Pharmacies
Amiyaki Tei Co., Ltd.	45,300	1,394,472	1,600,668	0.5
Barbecue restaurants
Arc Land Sakamoto Co., Ltd.	144,800	2,378,773	3,352,516	1.1
Operates home centers
Asahi Co., Ltd.	34,200	433,086	427,479	0.1
Bicycles, parts and accessories
Axial Retail Inc.	20,200	337,265	386,306	0.1
Operates food supermarket stores
Create S D Co., Ltd.	138,100	4,790,151	4,846,546	1.6
Drug store chain
Daikokutenbussan Co., Ltd.	127,200	3,497,459	3,858,622	1.2
Operates discount stores for food products and sundry goods
Heiwado Co., Ltd.	148,200	1,862,434	2,408,134	0.8
Supermarkets

See notes to financial statements

JAPAN SMALLER CAPITALIZATION FUND, INC.

SCHEDULE OF INVESTMENTS—Continued

AUGUST 31, 2014

(Unaudited)

	Shares	Cost	Market Value	% of Net Assets

Hiday Hidaka Corp	112,680	$2,039,548	$2,700,940	0.9
Chinese restaurant chain
Jin Co., Ltd.	123,100	3,942,502	3,556,709	1.1
Eyeglasses and fashion merchandise
Shimamura Co., Ltd.	28,500	3,359,959	2,570,357	0.8
Clothing chain
Saint Marc Holdings Co., Ltd.	30,400	1,195,204	1,718,687	0.6
Restaurants and cafes
San-A Co., Ltd.	96,000	2,522,853	3,415,220	1.1
Housing related goods and groceries
Tsuruha Holdings, Inc.	2,700	127,539	147,454	0.1
Management and operation of drugstores
United Arrows Ltd.	67,100	2,576,238	2,458,065	0.8
Operates fashion stores
Yamazawa Co., Ltd.	6,000	96,196	94,149	0.0
Supermarket chain
Total Retail Trade		31,891,437	35,230,136	11.3

Services
EPS Co., Ltd.	79,300	905,524	1,002,639	0.3
Clinical testing
JP-Holdings, Inc.	136,700	846,315	554,660	0.2
Child-care center services
Moshi Moshi Hotline, Inc.	1,300	12,839	12,837	0.0
Telemarketing
Nihon M&A Center Inc.	46,200	480,635	1,459,228	0.5
Provides merger and acquisition brokerage services
Step Co., Ltd.	156,100	1,388,289	1,220,223	0.4
Operates preparatory schools
Tokai Corp.	1,500	39,037	47,089	0.0
Linen supply
Total Services		3,672,639	4,296,676	1.4

See notes to financial statements

JAPAN SMALLER CAPITALIZATION FUND, INC.

SCHEDULE OF INVESTMENTS—Continued

AUGUST 31, 2014

(Unaudited)

	Shares	Cost	Market Value	% of Net Assets
Textiles and Apparel
Hogy Medical Co., Ltd.	78,100	$3,643,090	$4,377,895	1.4
Medical supply products
Komatsu Seiren Co., Ltd.	572,700	2,961,989	2,967,985	1.0
Synthetic fibers, textiles products, and composite thin-membrane
Total Textiles and Apparel		6,605,079	7,345,880	2.4

Transportation and Warehousing
Alps Logistics Co., Ltd.	265,500	2,748,045	3,150,108	1.0
Delivery, storage, and forwarding of electronic components
Japan Transcity Corporation	1,419,000	4,850,024	4,979,905	1.6
Warehousing and transportation services
Kintetsu World Express Inc.	34,000	992,637	1,351,762	0.4
Distribution services
Meiko Trans Co., Ltd.	317,000	3,362,375	3,142,416	1.0
Operates port-harbor transport facilities
Nissin Corporation	407,000	1,190,022	1,119,196	0.4
Transportation services
Trancom Co., Ltd.	72,700	2,147,602	3,051,156	1.0
Logistics services
Total Transportation and Warehousing		15,290,705	16,794,543	5.4

Transportation Equipment
Hi-Lex Corporation	32,700	653,841	877,513	0.3
Control cables
Nippon Seiki Co., Ltd.	89,000	1,290,025	1,983,578	0.6
Manufactures instrument panels for automobiles
Nissin Kogyo Co., Ltd.	170,200	3,129,828	3,073,271	1.0
Brake systems
Sanoh Industrial Co., Ltd.	377,800	2,755,574	2,648,105	0.9
Tubes, wires and electrical products
Tachi-S Co., Ltd.	323,700	5,260,996	4,892,615	1.6
Child transformation seats, seat components, and rotating units
Total Transportation Equipment		13,090,264	13,475,082	4.4

See notes to financial statements

JAPAN SMALLER CAPITALIZATION FUND, INC.

SCHEDULE OF INVESTMENTS—Continued

AUGUST 31, 2014

(Unaudited)

	Shares	Cost	Market Value	% of Net Assets
Utilities
Keiyo Gas Co., Ltd.	374,000	$1,916,413	$1,848,334	0.6
Produces and sells gas and energy products
The Okinawa Electric Power Company, Incorporated	140,500	4,895,419	4,572,785	1.5
Thermal power
Total Utilities		6,811,832	6,421,119	2.1

Wholesale Trade
Kanaden Corporation	174,000	1,137,370	1,259,766	0.4
Components and devices
Kohsoku Corporation	65,700	588,030	568,530	0.2
Sale of light food packaging materials
Matsuda Sangyo Co., Ltd.	312,600	3,906,103	3,835,177	1.2
Wholesales precious metals, electronic materials, and food
Paltac Corporation	122,900	1,534,660	1,570,445	0.5
Daily necessities
Senshu Electric Co., Ltd.	93,500	1,076,091	1,646,060	0.5
Electric wire and cables
Shinko Shoji Co., Ltd.	244,300	2,136,675	2,231,479	0.7
Integrated circuits and semiconductor devices
Siix Corporation	307,100	4,095,020	5,052,143	1.6
Video, audio, and office equipment
SPK Corporation	15,800	283,633	292,894	0.1
Import, export, and wholesale of automobile parts
Ryoden Trading Company, Ltd.	825,000	5,610,426	6,084,083	2.0
Electronic components
Sugimoto & Co., Ltd.	246,200	2,168,491	2,426,374	0.8
Tools and measuring instruments
Techno Associe Co., Ltd.	248,900	2,300,895	2,441,017	0.8
Produces and distributes screws
Total Wholesale Trade		24,837,394	27,407,968	8.8
TOTAL INVESTMENTS IN JAPANESE EQUITY SECURITIES		$279,730,901	$304,556,605	97.8

See notes to financial statements

JAPAN SMALLER CAPITALIZATION FUND, INC.

SCHEDULE OF INVESTMENTS—Continued

AUGUST 31, 2014

(Unaudited)

	Shares	Cost	Market Value	% of Net Assets

INVESTMENTS IN FOREIGN CURRENCY
Japanese Yen
Non-interest bearing account		$3,660,607	$3,660,294	1.2
TOTAL INVESTMENTS IN FOREIGN CURRENCY		3,660,607	3,660,294	1.2
TOTAL INVESTMENTS		$283,391,508	$308,216,899	99.0
OTHER ASSETS LESS LIABILITIES, NET			3,008,009	1.0
NET ASSETS			$311,224,908	100.0

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of August 31, 2014.

Japanese Yen                                JPY¥ 104.005 = $1.00

See notes to financial statements

JAPAN SMALLER CAPITALIZATION FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2014

(Unaudited)

ASSETS:
Investments in securities, at market value (cost—$279,730,901)	$304,556,605
Investments in foreign currency, at market value (cost—$3,660,607)	3,660,294
Receivable for investments sold	3,089,858
Receivable for dividends and interest, net of withholding taxes	210,953
Cash and cash equivalents	126,554
Prepaid expenses	37,487
Total Assets	311,681,751

LIABILITIES:
Accrued management fee	218,313
Payable for investments purchased	65,961
Accrued directors’ fees and expenses	8,323
Other accrued expenses	164,246
Total Liabilities	456,843

NET ASSETS:
Capital stock (par value of 28,333,893 shares of capital stock outstanding, authorized 100,000,000, par value $0.10 each)	2,833,389
Paid-in capital	286,055,217
Accumulated net realized loss on investments and foreign currency transactions	(481,925)
Net unrealized appreciation on investments and foreign currency transactions	24,820,206
Accumulated net investment loss	(2,001,979)
Net Assets	$311,224,908

Net asset value per share	$10.98

See notes to financial statements

JAPAN SMALLER CAPITALIZATION FUND, INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2014

(Unaudited)

INCOME:
Dividend income (less $456,680 withholding taxes)	$2,555,147
Interest income	153
Total Income		$2,555,300

EXPENSES:
Management fee	1,303,276
Custodian fees	107,228
Legal fees	77,316
Directors’ fees and expenses	53,947
Auditing and tax reporting fees	31,270
Shareholder reports	18,998
Registration fees	13,195
Annual meeting expenses	12,562
Transfer agency fees	6,261
Miscellaneous	5,977
Total Expenses		1,630,030
INVESTMENT INCOME—NET		925,270

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Realized gain on investments and foreign currency transactions:
Net realized gain on investments		12,424,170
Net realized loss on foreign currency transactions		(86,245)
Net realized gain on investments and foreign currency transactions		12,337,925
Net change in unrealized depreciation on foreign currency transactions and translation		(1,580,524)
Net change in unrealized appreciation on investments		20,548,257
Net realized and unrealized gain on investments and foreign currency transactions and translation		31,305,658
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$32,230,928

See notes to financial statements

JAPAN SMALLER CAPITALIZATION FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended August 31, 2014 (Unaudited)	For the Year Ended February 28, 2014

FROM INVESTMENT ACTIVITIES:
Net investment income	$925,270	$1,452,099
Net realized gain on investments	12,424,170	31,791,420
Net realized loss on foreign currency transactions	(86,245)	(532,929)
Net change in unrealized appreciation on investments and foreign currency transactions and translation	18,967,733	1,648,574
Increase in net assets derived from investment activities	32,230,928	34,359,164

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income ($0 and $0.199 per share, respectively)	0	(5,638,445)
Decrease in net assets derived from distributions to shareholders	0	(5,638,445)

NET ASSETS:
Beginning of period	278,993,980	250,273,261
End of period (including accumulated net investment loss of $2,001,979 and $2,927,249 respectively)	$311,224,908	$278,993,980

See notes to financial statements

JAPAN SMALLER CAPITALIZATION FUND, INC.

NOTES TO FINANCIAL STATEMENTS

August 31, 2014

(Unaudited)

1.	Significant Accounting Policies

Japan Smaller Capitalization Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company.  The Fund was incorporated in Maryland on January 25, 1990 and investment operations commenced on March 21,1990.

In the opinion of management, all material adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation have been included.

The accompanying financial statements have been prepared in accordance with United States (“U.S.”) generally accepted accounting principles (“GAAP”) and are stated in U.S. dollars.  The following is a summary of the significant accounting and reporting policies used in preparing the financial statements.

(a) Valuation of Securities—Investments traded in the over-the-counter market are valued at the last reported sales price as of the close of business on the day the securities are being valued or, if none is available, at the mean of the bid and offer price at the close of business on such day or, if none is available, the last reported sales price.  Portfolio securities which are traded on stock exchanges are valued at the last sales price on the principal market on which securities are traded or lacking any sales, at the last available bid price.  Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates fair value, if their original maturity at the date of purchase was 60 days or less, or by amortizing their value on the 61st day prior to maturity if their term to maturity at the date of purchase exceeded 60 days.  Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

(b) Foreign Currency Transactions—Transactions denominated in Japanese Yen (“Yen”) are recorded in the Fund’s records at the current prevailing rate at the time of the transaction.  Asset and liability accounts that are denominated in Yen are adjusted to reflect the current exchange rate at the end of the period.  Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of foreign currency transactions are included in results of operations for the current period.

The net assets of the Fund are presented at the exchange rate and market values on August 31, 2014.  The Fund does isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held at August 31, 2014.  Net realized gains or losses on investments includes gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities.  Net realized gains or losses on the foreign currency transactions arise from sale of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid.

(c) Security Transactions, Investment Income and Distributions to Shareholders — Security transactions are accounted for on the trade date.  Dividend income and distributions are recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Realized gains and losses on the sale of investments are calculated on a first-in, first-out basis.

Distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from GAAP.  To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition—“temporary”), such accounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions which exceed net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net realized gains.

Pursuant to a securities lending agreement with Brown Brothers Harriman & Co., the Fund may lend securities to qualified institutions.  It is the Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned.  It is the Fund’s policy that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times.  Collateral is provided in the form of cash, which will be invested in certain money market funds.  The Fund is entitled to receive all income on securities loaned, in addition to a portion of the income earned as a result of the lending transaction.  Although each security loan is fully collateralized, there are certain risks.  On November 21, 2008, the Fund suspended its participation in the securities lending program.  The Fund may resume its participation in the future.  During the fiscal year ended February 28, 2014 and the semi-annual period ended August 31, 2014, the Fund did not earn fees from lending fund portfolio securities, pursuant to the securities lending agreement.

JAPAN SMALLER CAPITALIZATION FUND, INC.

NOTES TO FINANCIAL STATEMENTS—Continued

(Unaudited)

(d) Capital Account Reclassification — For the year ended February 28, 2014, the Fund’s net investment loss was decreased by $918,025 and the accumulated net realized loss was increased by $918,025.  These adjustments were primarily due to the result of the reclassification of foreign currency losses and the tax treatment of passive foreign investment companies.  These adjustments had no impact on net assets.

(e) Income Taxes — A provision for U.S. income taxes has not been made since it is the intention of the Fund to qualify as a regulated investment company under the Internal Revenue Code and to distribute within the allowable time limit all taxable income to its shareholders.

Under Japanese tax laws, a withholding tax is imposed on dividends at a rate of 7% (effective 4/1/03 to 12/31/12), 7.147% (effective 1/1/13 to 12/31/13) and 15.315% (effective 1/1/14) and on interest at a rate of 15% and such withholding taxes are reflected as a reduction of the related revenue.  The 2014 withholding tax rate of 15.315% was reduced to 10% upon the submission of Form 17 - Limitation on Benefits Article.  There is no withholding tax on realized gains.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years), and has concluded that no provision for income tax is required in the Fund’s financial statements.  The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the statement of operations.  During the current year and for the prior three tax years, the Fund did not incur any interest or penalties.

(f) Use of Estimates in Financial Statement Preparation — The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(g) Concentration of Risk — A significant portion of the Fund’s net assets consists of Japanese securities which involve certain considerations and risks not typically associated with investments in the U.S. In addition to the smaller size, and greater volatility, there is often substantially less publicly available information about Japanese issuers than there is about U.S. issuers.  Future economic and political developments could adversely affect the value of securities in which the Fund is invested.  Further, the Fund may be exposed to currency devaluation and other exchange rate fluctuations.

(h) Indemnifications — Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising from the performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote and as such no additional accruals were recorded on the statement of assets and liabilities.

2.	Management Agreement and Transactions With Affiliated Persons

Nomura Asset Management U.S.A. Inc. (the “Manager”) acts as the manager of the Fund pursuant to a management agreement.  Under the agreement, the Manager provides all office space, facilities and personnel necessary to perform its duties.  Pursuant to such management agreement, the Manager has retained its parent company, Nomura Asset Management Co., Ltd. (the “Investment Adviser”), to act as investment adviser for the Fund, for which it is compensated by the Manager, not the Fund.

JAPAN SMALLER CAPITALIZATION FUND, INC.

NOTES TO FINANCIAL STATEMENTS—Continued

(Unaudited)

As compensation for its services to the Fund, the Manager receives a monthly fee at the annual rate of 1.10% of the value of the Fund’s average weekly net assets not in excess of $50 million, 1.00% of the Fund’s average weekly net assets in excess of $50 million but not exceeding $100 million, 0.90% of the Fund’s average weekly net assets in excess of $100 million but not exceeding $175 million, 0.80% of the Fund’s average weekly net assets in excess of $175 million but not exceeding $250 million, 0.70% of the Fund’s average weekly net assets in excess of $250 million but not exceeding $325 million, 0.60% of the Fund’s average weekly net assets in excess of $325 million, but not exceeding $425 million and 0.50% of the Fund’s average weekly net assets in excess of $425 million.  Under the management agreement, the Fund incurred fees to the Manager of $1,303,276 for the six months ended August 31, 2014.  Under the investment advisory agreement, the Manager informed the Fund that the Investment Adviser earned fees of $579,026 for the six months ended August 31, 2014 from the Manager, not the Fund.  At August 31, 2014, the fee payable to the Manager, by the Fund, was $218,313.

Certain officers and/or directors of the Fund are officers and/or directors of the Manager.  Affiliates of Nomura Holdings, Inc. (the Manager’s indirect parent) did not earn any fees in commissions on the execution of portfolio security transactions for the six months ended August 31, 2014.  The Fund pays each Director not affiliated with the Manager an annual fee of $12,000 plus $1,500 per meeting attended or $1,000 per telephone meeting attended, together with such Director’s actual expenses related to attendance at meetings.  The Chairman of the Board, presently Rodney A. Buck, who is not affiliated with the Manager, is paid an additional annual fee of $5,000.  The Chairman of the Audit Committee, presently David B. Chemidlin, receives an additional annual fee of $1,000.  Such fees and expenses for unaffiliated directors aggregated $53,947 for the six months ended August 31, 2014.

3.	Purchases and Sales of Investments

Purchases and sales of investments, exclusive of investments in foreign currency and short-term securities, for the six months ended August 31, 2014 were $66,460,574 and $68,920,895, respectively.

4.	Federal Income Tax

As of February 28, 2014, net unrealized appreciation on investments, exclusive of investments in foreign currency, for Federal income tax purposes was $3,652,576, of which $17,074,532 related to appreciated securities and $13,421,956 related to depreciated securities.  The cost of investments, exclusive of investments in foreign currencies of $3,037,884 at February 28, 2014 for Federal income tax purposes was $271,976,779.

At February 28, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(12,817,862)
Qualified late year loss deferral	(719,336	)(a)
Unrealized appreciation on investments and foreign currency transactions	3,642,746	(b)
Total accumulated deficit	$(9,894,452)

(a)      Late year ordinary losses incurred after December 31, 2013 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

(b)      The differences between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax treatment of passive foreign investment companies.

The tax character of distributions paid during the fiscal years ended February 28, 2014 and February 28, 2013 were as follows:

	February-14	February-13
Ordinary Income	$5,638,445	$2,295,680
Capital Gains	$0	$0

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies.  The changes are generally effective for taxable years beginning after the date of enactment.  One of the more prominent changes addresses capital loss carry-forwards.  Under the Act, the Fund will be permit-ted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

JAPAN SMALLER CAPITALIZATION FUND, INC.

NOTES TO FINANCIAL STATEMENTS—Continued

(Unaudited)

The Fund has a capital loss carryforward as of February 28, 2014 of $12,817,862 which expires on February 28, 2018.  In addition, the Fund utilized $26,291,148 of its accumulated capital losses against current year net realized gains.  All of the Fund’s capital losses were generated in pre-enactment years.

5.	Fair Value Measurements

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2014.

Level	Investments in Securities
Level 1
Equity Securities*	$304,556,605
Foreign Currency	3,660,294
Level 2	-0-
Level 3	-0-
Total	$308,216,899

*	Please refer to the Schedule of Investments for breakdown of the valuation by industry type.

During the six months ended August 31, 2014, there were no transfers between Level 1 and Level 2.

During the six months ended August 31, 2014, the Fund did not hold any instrument which used significant unobservable inputs (Level 3) in determining fair value.

6.	Rights Offering

The Fund issued to its shareholders of record as of the close of business on June 23, 2011 transferable rights to subscribe for up to an aggregate of 7,091,723 shares of common stock of the Fund at a rate of one share of common stock for three rights held (“Primary Subscription”).  During July 2011, the Fund issued a total of 7,091,723 shares of common stock on exercise of such rights at the subscription price of $7.60 per share, compared to a net asset value per share of $9.88 and a market value per share of $8.45.  A sales load of 3.75% was included in the subscription price.  Offering costs of $732,014 and the sales load were charged directly against the proceeds of the rights offering.  As a result of the rights offering, there was a dilutive effect on the net asset value per share of the Fund in the amount of $0.47 per share.

7.	Recent Accounting Pronouncements

In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”).  These disclosures are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position.  They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS.  ASU 2011-11 requires entities to:  disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement.  ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods.  In January 2013, FASB issued ASU 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”) that provides clarification about which instruments and transactions are subject to ASU 2011-11.  The adoption of ASU 2011-11 and ASU 2013-01 was not material to the financial statements.

JAPAN SMALLER CAPITALIZATION FUND, INC.

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share of common stock outstanding throughout each period.

	For the Six Months Ended		For the Year Ended
	August 31, 2014		February 28,		February 29,	February 28,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of year	$9.85		$8.83	$8.85	$9.80	$8.44	$6.49
Net investment income@	0.03		0.05	0.07	0.06	0.03	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	1.10		1.17	(0.01)	(0.50)	1.41	1.99
Total from investment operations	1.13		1.22	0.06	(0.44)	1.44	2.01
Distributions from net investment income	—		(0.20)	(0.08)	(0.04)	(0.08)	(0.06)
Fund Share Transactions Dilutive effect of Rights Offering*	—		—	—	(0.47)	—	—
Net asset value, end of period	$10.98		$9.85	$8.83	$8.85	$9.80	$8.44
Market value, end of period	$9.74		$8.84	$8.00	$7.83	$9.58	$8.13
Total investment return†	10.2%		13.0%	3.4%	(17.9%)	18.9%	41.5%
Ratio to average net assets/supplemental data:
Net assets, end of period (in 000)	$311,225		$278,994	$250,273	$250,732	$208,211	$179,381
Operating expenses	1.12	%**	1.19%	1.19%	1.34%	1.44%	1.46%
Net investment income	0.64	%**	0.53%	0.86%	0.67%	0.38%	0.23%
Portfolio turnover	23%		101%	37%	66%	57%	66%

@	Based on average shares outstanding.
*	Decrease is due to the Rights Offering.
†
Based on market value per share, adjusted for reinvestment of income dividends and long-term capital gain distributions, and capital share transactions.  Total return does not reflect sales commissions.

**	Annualized

JAPAN SMALLER CAPITALIZATION FUND, INC.

Board Review of the Management and Investment Advisory Agreements

The Board of Directors of the Fund (the “Board”) consists of five directors, four of whom are independent or non-interested directors (the “Independent Directors”).  The Board considers matters relating to the Fund’s management and investment advisory agreements throughout the year.  On an annual basis, the Board specifically considers whether to approve the continuance of these agreements for an additional one-year period.  The specific agreements (the “Agreements”) consist of the Fund’s management agreement with Nomura Asset Management U.S.A. Inc. (the “Manager”) and the investment advisory agreement between the Manager and its parent, Nomura Asset Management Co., Ltd. (the “Investment Adviser”).

The Board, including the Independent Directors, most recently approved the continuance of the Agreements at a meeting held on August 14, 2014.  In connection with their deliberations at that meeting and at a separate meeting of the Independent Directors held on August 5, 2014, the Independent Directors received materials that included, among other items, information provided by the Manager regarding (i) the investment performance of the Fund, performance of other investment companies and performance of the Fund’s benchmark, (ii) expenses of the Fund and the management fee paid by the Fund to the Manager and the advisory fee paid by the Manager to the Investment Adviser, (iii) advisory fees charged by the Manager and the Investment Adviser to comparable accounts and (iv) the profitability of the Agreements to the Manager and the Investment Adviser.  The Independent Directors sought and received additional information from the Investment Adviser.  The Independent Directors were advised by, and received materials (including a detailed memorandum reviewing the applicable legal standards and factors taken into account by the Supreme Court and other relevant court decisions) from their independent counsel in considering these matters and the continuance of the Agreements.

In considering the continuance of the Agreements at the meeting held on August 14, 2014, the Board, including the Independent Directors, did not identify any single factor as determinative.  Matters considered by the Directors in connection with their review of the Agreements included the following:

The nature, extent and quality of the services provided to the Fund under the Agreements.  The Board considered the nature, extent and quality of the services provided to the Fund by the Manager and the Investment Adviser and the resources dedicated by the Manager and the Investment Adviser.  These services included both investment advisory services and related services such as the compliance oversight provided by the Manager.  Based on its review of all of the services provided by the Manager and the Investment Adviser, the Board, including the Independent Directors, concluded that the nature, extent and quality of these services supported the continuance of the Agreements.

Investment performance.  The Board considered performance information provided by the Manager regarding the Fund’s investment performance over a number of time periods, including the one-year, three-year and five-year periods recently ended.  In response to requests by the Independent Directors, the Manager provided information about the performance of the Fund compared to the Fund’s benchmark index, data on the Fund’s expense ratio and components thereof, and comparative fee, expense ratio and performance information for other funds investing primarily in Japanese securities.  At the request of the Independent Directors, the Manager also provided supplemental information relating to performance, expense ratios, and fees of U.S. investment companies investing in equity securities of Asian and other non-U.S. issuers.  In connection with their review of investment performance, the Independent Directors noted that, following a series of discussions with management that focused on the Fund’s performance, that Investment Adviser had installed a new investment team as of July 1, 2013.  The Independent Directors recognized that, as contemplated at the time of the transition, the new portfolio managers had invested in a more diversified portfolio than the Fund had maintained in recent years with an increased focus on value characteristics evidenced by financial measurements.  The Independent Directors also noted that the Fund’s comparative performance had improved since the transition and that the Fund’s performance for the one-year period ended June 30, 2014 ranked third of six funds (including the Fund) identified by Manager as having similar investments objectives.  Based on their review, the Independent Directors determined it was appropriate to allow the new portfolio managers to continue to implement their strategy.

The costs of the services to be provided and the profits to be realized by the Manager and its affiliates from their advisory relationships with the Funds.  The Board considered the fee payable under the Fund’s management agreement in connection with other information provided for the Directors’ consideration. The Manager and its affiliates also act as advisers to additional investment companies registered under the Investment Company Act of 1940 and the Board of Directors of the Fund compared the advisory arrangements and fees for these companies.  The Board also considered information provided by the Manager regarding fees charged by the Manager and its affiliates to institutional accounts and other investment companies having investment objectives similar to the Fund’s investment objective, including Japanese retail unit trusts.  The Board of Directors of the Fund recognized that the nature of the services provided by the Manager and the Investment Adviser to other investment vehicles and separate accounts differed from the range of services provided to the Fund.

JAPAN SMALLER CAPITALIZATION FUND, INC.

Board Review of the Management and Investment Advisory Agreements (continued)

The Manager also provided the Board with information prepared by the Manager and the Investment Adviser indicating the profitability of the Agreements to these respective advisers.  This presentation included information regarding methodologies used to allocate expenses in considering the profitability of the Agreements to the Manager and the Investment Adviser.  The Independent Directors reviewed this information with the Manager and requested and received certain supplemental information from the Manager about the expense allocation methodology utilized by the Investment Adviser.

After reviewing the information described above, the Independent Directors concluded that the management fee proposed to be charged to the Fund was reasonable and the profitability of the Agreement to the Manager and the Investment Adviser support the continuance of the Agreements.

Economies of scale.  The Board also considered whether the Manager realizes economies of scale as the Fund grows larger and the extent to which any economies of scale are shared with the Fund and its shareholders.  The Board noted that the management agreement contains six separate breakpoints in the management fee for net assets above $50 million, with the last breakpoint applicable to net assets in excess of $425 million.

Based on an evaluation of all factors deemed relevant, including the factors described above, the Board, including each of the Independent Directors, concluded that each of the Agreements should be continued through August 31, 2015.

BOARD OF DIRECTORS
Rodney A. Buck
David B. Chemidlin
Yutaka Itabashi
E. Han Kim
Marcia L. MacHarg

OFFICERS
Yutaka Itabashi, President
Hiromichi Aoki, Vice President
Maria R. Premole, Vice President
Neil A. Daniele, Secretary and Chief Compliance Officer
Amy J. Marose, Treasurer
Jamie T. Alusick, Assistant Treasurer

MANAGER
Nomura Asset Management U.S.A. Inc.
Worldwide Plaza
309 West 49th Street
New York, New York 10019-7316
Internet Address
www.nomura.com

INVESTMENT ADVISER
Nomura Asset Management Co., Ltd.
1-12,1-Chome, Nihonbashi, Chuo-ku,
Tokyo 103-8260, Japan

DIVIDEND PAYING AGENT, TRANSFER AGENT AND
REGISTRAR
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, Rhode Island 02940-3078

CUSTODIAN
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, Massachusetts 02110-1548

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM
Ernst & Young LLP
5 Times Square
New York, New York 10036

JAPAN SMALLER CAPITALIZATION FUND, INC.
WORLDWIDE PLAZA
309 WEST 49TH STREET
NEW YORK, NEW YORK 10019-7316
This Report, including the Financial Statements, is transmitted to the Shareholders of Japan Smaller Capitalization Fund, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in the Report.

The accompanying Financial Statements, including the Schedule of Investments, have not been examined by the Fund’s independent accountants, Ernst & Young, LLP, and accordingly, they express no opinion thereon.
JAPAN Smaller Capitalization Fund, Inc. SEMI-ANNUAL REPORT AUGUST 31, 2014

ITEM 2.  CODE OF ETHICS

 Not applicable to this semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to this semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this semi-annual report.

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ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

 Not applicable to this semi-annual report.

ITEM 6.  SCHEDULE OF INVESTMENTS

The Registrant's investments in securities of unaffiliated issuers as of  8/31/14 are included in the report to shareholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR  CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this semi-annual report.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)	Not applicable.

(b)	None

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

(a)	Not applicable.

(b)	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES

The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

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ITEM 12.  EXHIBITS

(a) (1)	Not applicable to this semi-annual report.
(a) (2)	Certifications of Chief Executive Officer and Chief Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as an exhibit.
(a) (3)	Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as an exhibit.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Japan Smaller Capitalization Fund, Inc.

By:  /s/ Yutaka Itabashi
Yutaka Itabashi
(Principal Executive Officer)

Date:  10/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Yutaka Itabashi
Yutaka Itabashi
(Principal Executive Officer)

Date:  10/29/14

By:  /s/ Amy J. Marose
Amy J. Marose, Treasurer
(Principal Financial Officer)

Date:  10/29/14

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